STOCKHOLDERS' EQUITY (Shares of Dow Common Stock) (Details) - Dow - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2017	Dec. 31, 2015
Issued
Schedule of Common Stock and Treasury Stock Outstanding Roll Forward [Line Items]
Shares, Outstanding		1,242,795	0	1,242,795
Issued (in shares)	0	0
Conversion to DowDuPont shares or canceled on Aug 31, 2017	(1,242,795)	0
Held in Treasury
Schedule of Common Stock and Treasury Stock Outstanding Roll Forward [Line Items]
Shares, Outstanding		31,662	0	125,853
Treasury Stock Reissued	(14,195)	(14,494)
Repurchased		17,107
Conversion to DowDuPont shares or canceled on Aug 31, 2017	(17,467)	(96,804)